Document and Entity Information	Dec. 17, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 17, 2021
Entity File Number	001-39231
Entity Registrant Name	PASSAGE BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2729751
Entity Address, Address Line One	One Commerce Square
Entity Address, Adress Line Two	2005 Market Street, 39th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	267
Local Phone Number	866-0311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	PASG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001787297
Amendment Flag	false